Financial Instruments (Tables)	9 Months Ended
Aug. 31, 2022
Financial Instruments (Tables)
Schedule of fair value measurements, nonrecurring
	August 31, 2022		November 30, 2021
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,800,000	1,782,935	1,751,483	1,783,882
Promissory notes payable(i)	162,004	162,004	165,878	165,878

Contractual obligation, fiscal year maturity schedule
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	4,259,134	-	-	-	-	4,259,134
Accrued liabilities	2,458,853	-	-	-	-	2,458,853
Employee costs payable	2,847,509	-	-	-	-	2,847,509
Operating lease liability (Note 6)	43,398	-	-	-	-	43,398
Convertible debentures (Note 5)	1,800,000	-	-	-	-	1,800,000
Promissory notes payable (Note 5)	162,004	-	-	-	-	162,004
Total contractual obligations	11,570,898	-	-	-	-	11,570,898